Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 2.3%
Cochlear Ltd.	259	$ 58,522
CSL Ltd.	384	77,938
		136,460
Belgium - 1.2%
KBC Group NV	905	69,998
Brazil - 1.5%
Itau Unibanco Holding SA, ADR	8,021	48,286
Klabin SA	10,358	40,453
		88,739
Canada - 3.1%
BCE, Inc.	2,520	85,001
Canadian Pacific Kansas City Ltd.	1,127	94,465
		179,466
China - 3.4%
BYD Co. Ltd., Class H	4,500	133,222
Sungrow Power Supply Co. Ltd., Class A	6,580	62,806
		196,028
Colombia - 0.8%
Interconexion Electrica SA ESP	11,385	49,182
Denmark - 3.5%
Novo Nordisk AS, Class B	1,186	157,137
Novonesis (Novozymes) B, Class B	763	48,570
		205,707
France - 8.3%
Air Liquide SA	415	75,720
Cie de Saint-Gobain SA	628	53,874
Cie Generale des Etablissements Michelin SCA	2,025	80,167
Dassault Systemes SE	1,109	42,041
Edenred SE	1,738	72,368
EssilorLuxottica SA	249	56,981
L'Oreal SA	236	102,058
		483,209
Germany - 5.8%
Infineon Technologies AG	1,829	63,536
Merck KGaA	329	58,783
SAP SE	606	128,121
Siemens AG	464	84,957
		335,397
Hong Kong - 4.0%
AIA Group Ltd.	18,200	121,737
China Water Affairs Group Ltd.	60,000	38,973
Hong Kong Exchanges & Clearing Ltd.	2,400	70,793
		231,503
India - 2.4%
HDFC Bank Ltd., ADR	2,335	140,123
Indonesia - 1.2%
Bank Rakyat Indonesia Persero Tbk. PT	245,500	70,640
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.2%
Accenture PLC, Class A	237	$ 78,357
Kerry Group PLC, Class A	1,172	109,577
Trane Technologies PLC	167	55,825
		243,759
Italy - 1.5%
Prysmian SpA	896	61,595
Terna - Rete Elettrica Nazionale (A)	3,132	26,081
		87,676
Japan - 13.5%
Daiichi Sankyo Co. Ltd.	2,700	109,965
Hitachi Ltd.	6,500	140,443
KDDI Corp.	2,500	75,225
Recruit Holdings Co. Ltd.	2,500	143,358
SMC Corp.	200	97,313
Sony Group Corp., ADR	1,679	148,743
Sysmex Corp.	4,500	73,671
		788,718
Kenya - 0.7%
Safaricom PLC	317,551	39,140
Mexico - 1.3%
Grupo Financiero Banorte SAB de CV, Class O	10,376	77,919
Netherlands - 2.6%
ASML Holding NV	72	67,044
Koninklijke Ahold Delhaize NV	2,604	83,889
		150,933
Norway - 1.2%
DNB Bank ASA	3,408	70,409
Peru - 1.0%
Credicorp Ltd.	340	58,018
Portugal - 0.9%
Jeronimo Martins SGPS SA	3,149	55,039
Republic of Korea - 3.5%
Samsung Electronics Co. Ltd.	1,005	61,970
Samsung SDI Co. Ltd.	190	44,675
Shinhan Financial Group Co. Ltd.	2,170	95,439
		202,084
Republic of South Africa - 0.8%
Woolworths Holdings Ltd.	14,886	49,204
Singapore - 1.3%
Capitaland Investment Ltd.	36,900	74,816
Spain - 3.3%
Amadeus IT Group SA	756	49,791
EDP Renovaveis SA	2,115	32,880
Industria de Diseno Textil SA	2,205	107,138
		189,809
Transamerica Funds

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.8%
Assa Abloy AB, Class B	1,976	$ 60,178
Atlas Copco AB, A Shares	3,012	53,607
Epiroc AB, Class A	2,775	51,796
		165,581
Switzerland - 6.4%
DSM-Firmenich AG	526	67,154
Lonza Group AG	121	80,575
Roche Holding AG	259	83,854
Sika AG	223	67,706
TE Connectivity Ltd.	465	71,763
		371,052
Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,562	258,980
United Kingdom - 10.2%
AstraZeneca PLC	536	85,155
Aviva PLC	14,951	96,312
Croda International PLC	805	41,855
Ferguson PLC	283	63,010
Greggs PLC	2,223	89,524
Haleon PLC	16,919	75,888
Halma PLC	2,252	77,083
National Grid PLC, ADR (A)	1,020	65,739
		594,566
	Shares	Value
COMMON STOCKS (continued)
United States - 1.4%
Linde PLC	182	$ 82,537
Uruguay - 0.9%
MercadoLibre, Inc. (B)	33	55,074
Total Common Stocks (Cost $5,344,991)		5,801,766
PREFERRED STOCK - 0.0% (C)
Brazil - 0.0% (C)
Klabin SA, 4.80% (D)	3	2
Total Preferred Stock (Cost $0)		2
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	16,635	16,635
Total Other Investment Company (Cost $16,635)		16,635
Total Investments (Cost $5,361,626)		5,818,403
Net Other Assets (Liabilities) - 0.3%		18,311
Net Assets - 100.0%		$ 5,836,714
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,473,475	$4,328,291	$—	$5,801,766
Preferred Stock	2	—	—	2
Other Investment Company	16,635	—	—	16,635
Total Investments	$1,490,112	$4,328,291	$—	$5,818,403
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $41,857, collateralized by cash collateral of $16,635 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,854. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Sustainable Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Sustainable Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds